FINANCIAL ASSETS AND LIABILITIES - Termination of Guarantees (Details) - Financial guarantee contracts $ in Millions	Jun. 30, 2017 USD ($)
RUB Notes
Bank loans and bonds
Facility amount	$ 12,000
Interest rate (as a percent)	9.00%
2019 Notes
Bank loans and bonds
Facility amount	$ 600
Interest rate (as a percent)	5.20%
2023 Notes
Bank loans and bonds
Facility amount	$ 1,000
Interest rate (as a percent)	5.95%